Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of Related Party Transactions	The table below summarizes the amount Ashford Trust has expensed related to reimbursed operating expenses of Ashford Securities (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
Line Item	2020	2019	2020	2019
Corporate, general and administrative	$316	$—	$1,013	$—

The following table summarizes the advisory services fees incurred (in thousands):

	Three Months Ended June 30,			Six Months Ended June 30,
	2020		2019	2020		2019
Advisory services fee
Base advisory fee	$8,557		$9,362	$17,474		$18,351
Reimbursable expenses (1)	1,567		3,006	3,398		5,396
Equity-based compensation (2)	92	(3)	4,549	4,643	(3)	8,838
Incentive fee	—		(636)	—		—
Total advisory services fee	$10,216		$16,281	$25,515		$32,585
________

(1)	Reimbursable expenses include overhead, internal audit, risk management advisory and asset management services.

(2)	Equity-based compensation is associated with equity grants of Ashford Trust’s common stock, LTIP units and Performance LTIP units awarded to officers and employees of Ashford LLC.
(3)
During the three and six months ended June 30, 2020, 66,000 PSUs were forfeited as a result of the separation of an executive officer from the Company. The forfeiture resulted in a credit to equity based compensation expense of approximately $1.9 million for the three and six months ended June 30, 2020,

The following table presents the fees related to our property and project management agreements with Remington Lodging prior to its transactions with Ashford Inc. (in thousands):

	Year Ended December 31,
	2019	2018	2017
Hotel management fees, including incentive hotel management fees	$27,205	$30,890	$30,629
Market service and project management fees	—	11,148	21,315
Corporate general and administrative	6,014	5,872	5,652
Total	$33,219	$47,910	$57,596

The following table summarizes the advisory services fees incurred (in thousands):

	Year Ended December 31,
	2019	2018	2017
Advisory services fee
Base advisory fee	$36,269	$35,526	$34,650
Reimbursable expenses(1)	9,300	8,351	7,472
Equity-based compensation(2)	18,063	25,245	11,077
Total advisory services fee	$63,632	$69,122	$53,199
(1)	Reimbursable expenses include overhead, internal audit, risk management advisory and asset management services.
(2)	Equity-based compensation is associated with equity grants of Ashford Trust’s common stock, LTIP units and Performance LTIP units awarded to officers and employees of Ashford LLC.

The following tables summarize the entities in which our advisor has an interest with which we or our hotel properties contracted for products and services, the amounts recorded by us for those services and the applicable classification on our consolidated financial statements (in thousands):

		Year Ended December 31, 2019
Company	Product or Service	Total	Investments in Hotel Properties, net(1)	Indebtedness, net(2)	Other Hotel Revenue	Other Hotel Expenses	Management Fees
AIM	Cash management services	$1,206	$—	$—	$—	$—	$—
Ashford LLC	Insurance claims services	75	—	—	—	—	—
Ashford Securities	Broker/Dealer	896	—	—	—	—	—
J&S Audio Visual	Audio visual commissions	7,365	—	—	7,365	—	—
J&S Audio Visual	Equipment	24	24	—	—	—	—
Lismore Capital	Debt placement services	1,294	—	(1,215)	—	—	—
Lismore Capital	Broker services	427	—	—	—	—	—
OpenKey	Mobile key app	112	3	—	—	109	—
Premier	Project management services	20,004	18,281	—	—	—	—
Pure Wellness	Hypoallergenic premium rooms	1,021	599	—	—	422	—
Remington Hotels	Hotel management services(3)	9,152	—	—	—	5,356	3,796

		Year Ended December 31, 2019
Company	Product or Service	Total	Property Taxes, Insurance and Other	Advisory Services Fee	Corporate, General and Administrative	Gain (Loss) on Sale of Assets and Hotel Properties	Write-off of Premiums, Loan Costs and Exit Fees
AIM	Cash management services	$1,206	$—	$—	$1,206	$—	$—
Ashford LLC	Insurance claims services	75	75	—	—	—	—
Ashford Securities	Broker/Dealer	896	—	—	896	—	—
J&S Audio Visual	Audio visual commissions	7,365	—	—	—	—	—
J&S Audio Visual	Equipment	24	—	—	—	—	—
Lismore Capital	Debt placement services	1,294	—	—	—	—	79
Lismore Capital	Broker services	427	—	—	—	427	—
OpenKey	Mobile key app	112	—	—	—	—	—
Premier	Project management services	20,004	—	1,723	—	—	—
Pure Wellness	Hypoallergenic premium rooms	1,021	—	—	—	—	—
Remington Hotels	Hotel management services	9,152	—	—	—	—	—

		Year Ended December 31, 2018
Company	Product or Service	Total	Investments in Hotel Properties, net(1)	Indebtedness, net(2)	Other Revenue	Other Hotel Expenses	Corporate, General and Administrative
AIM	Cash management services	$1,156	$—	$—	$—	$—	$1,156
Ashford LLC	Insurance claims services	76	—	—	—	—	76
J&S Audio Visual	Audio visual commissions	3,569	—	—	3,569	—	—
J&S Audio Visual	Equipment	925	925	—	—	—	—
Lismore Capital	Debt placement services	5,094	—	(5,094)	—	—	—
OpenKey	Mobile key app	105	3	—	—	102	—
Premier	Project management services	7,677	7,677	—	—	—	—
Pure Wellness	Hypoallergenic premium rooms	2,436	2,412	—	—	24	—

		Year Ended December 31, 2017
Company	Product or Service	Total	Investments in Hotel Properties, net(1)	Indebtedness, net(2)	Other Revenue	Other Hotel Expenses	Corporate, General and Administrative
AIM	Cash management services	$1,976	$—	$—	$—	$—	$1,976
J&S Audio Visual	Audio visual commissions	66	—	—	66	—	—
Lismore Capital	Debt placement services	913	—	(913)	—	—	—
OpenKey	Mobile key app	60	—	—	—	60	—
Pure Wellness	Hypoallergenic premium rooms	1,309	1,309	—	—	—	—
(1)	Recorded in FF&E and depreciated over the estimated useful life.
(2)	Recorded as deferred loan costs, which are included in “indebtedness, net” on our consolidated balance sheets and amortized over the initial term of the applicable loan agreement.
(3)	Other hotel expenses include incentive hotel management fees and other hotel management costs.

The following table summarizes the amount due to Ashford Inc. (in thousands):

		Due to Ashford Inc.
Company	Product or Service	December 31, 2019	December 31, 2018
Ashford LLC	Advisory services	$1,133	$2,362
Ashford LLC	Deposit on ERFP assets	—	16,100
Ashford LLC	Insurance claims services	18	23
AIM	Cash management services	82	99
J&S Audio Visual	Audio visual commissions	1,009	855
OpenKey	Mobile key app	2	1
Premier	Project management services	4,028	3,206
Pure Wellness	Hypoallergenic premium rooms	298	388
		$6,570	$23,034